Fees payable to auditors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditors Renumeration [Line Items]
Fees payable to auditors for the audit of the consolidated financial statements and its subsidiaries	$ 1.3	$ 1.1	$ 1.1
Accounting advisory services	0.1	0.0	0.0
Total fees payable	1.4	1.1	1.1
Luxfer Holdings PLC
Auditors Renumeration [Line Items]
Fees payable to auditors for the audit of the consolidated financial statements and its subsidiaries	$ 0.1	$ 0.1	$ 0.1